FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Global Opportunities Trust


TEMPLETON GLOBAL OPPORTUNITIES TRUST

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 93.8%
      AUSTRALIA 0.7%
      Alumina Ltd. ................................                 Metals & Mining                     583,600     $    2,718,557
                                                                                                                    ---------------
      BELGIUM 0.3%
      Agfa Gevaert NV .............................           Leisure Equipment & Products               57,600          1,388,344
                                                                                                                    ---------------
      BERMUDA 2.2%
      ACE Ltd. ....................................                    Insurance                         94,225          4,435,171
      XL Capital Ltd., A ..........................                    Insurance                         69,790          4,747,813
                                                                                                                    ---------------
                                                                                                                         9,182,984
                                                                                                                    ---------------
      CANADA 0.9%
      Alcan Inc. ..................................                 Metals & Mining                      62,180          1,972,397
     (a) Celestica Inc. ...........................        Electronic Equipment & Instruments            56,085            629,067
      Domtar Inc. .................................             Paper & Forest Products                 161,300          1,037,196
                                                                                                                    ---------------
                                                                                                                         3,638,660
                                                                                                                    ---------------
      CHINA 7.1%
(a)(b)Bank of Communications Ltd., 144A ...........                 Commercial Banks                    708,000            298,892
      BYD Co. Ltd., H .............................               Electrical Equipment                  478,000            764,046
   (a)China Life Insurance Co. Ltd., H ............                    Insurance                      2,671,000          2,065,832
      China Mobile (Hong Kong) Ltd., fgn. .........       Wireless Telecommunication Services           700,500          3,431,323
   (a)China Pharmaceutical Group Ltd. .............                 Pharmaceuticals                  25,503,000          4,832,573
      China Power International Development Ltd. ..   Independent Power Producers & Energy Traders    2,814,500            952,358
      China Resources Power Co. Ltd. ..............   Independent Power Producers & Energy Traders   10,126,000          6,461,197
(a)(b)China Shenhua Energy Co. Ltd., 144A .........           Oil, Gas & Consumable Fuels             1,569,000          1,840,493
      China Telecom Corp. Ltd., H .................      Diversified Telecommunication Services       5,324,000          2,007,399
      Chitaly Holding .............................                Household Durables                   260,000            147,467
      PetroChina Co. Ltd., H ......................           Oil, Gas & Consumable Fuels             1,770,000          1,483,052
   (a)Shanghai Electric Group Corp. ...............                    Machinery                      3,150,000          1,065,883
   (a)TCL Communication Technology Holdings .......             Communications Equipment              2,267,200            105,211
      TCL Multimedia Technology Holdings Ltd. .....                Household Durables                 5,668,000          1,052,113
      Weiqiao Textile Co. Ltd. ....................         Textiles Apparel & Luxury Goods           2,234,500          2,937,990
                                                                                                                    ---------------
                                                                                                                        29,445,829
                                                                                                                    ---------------
      FRANCE 5.9%
      AXA SA ......................................                    Insurance                        102,318          2,809,366
      Sanofi-Aventis ..............................                 Pharmaceuticals                      83,866          6,931,366
      Suez SA .....................................                 Multi-Utilities                     184,544          5,335,514
      Total SA, B .................................           Oil, Gas & Consumable Fuels                26,977          7,364,970
      Valeo SA ....................................                 Auto Components                      48,623          2,021,282
                                                                                                                    ---------------
                                                                                                                        24,462,498
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 3

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TEMPLETON GLOBAL OPPORTUNITIES TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   INDUSTRY                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 4.2%
   Celesio AG .....................................      Health Care Providers & Services                49,300     $    4,306,875
   Deutsche Post AG ...............................          Air Freight & Logistics                    131,260          3,073,842
   E.ON AG ........................................             Electric Utilities                       57,480          5,293,047
   Volkswagen AG ..................................                Automobiles                           76,020          4,688,192
                                                                                                                    ---------------
                                                                                                                        17,361,956
                                                                                                                    ---------------
   HONG KONG 2.8%
   Asia Aluminum Holdings Ltd. ....................              Metals & Mining                     17,050,000          1,758,264
   Bank of East Asia Ltd. .........................              Commercial Banks                        40,400            118,216
   Cheung Kong Holdings Ltd. ......................                Real Estate                          512,000          5,781,545
(a)CK Life Sciences International (Holdings) Inc. .               Biotechnology                          19,800              2,706
   Hutchison Whampoa Ltd., ADR ....................          Industrial Conglomerates                    26,100          1,349,974
   MTR Corp. Ltd. .................................                Road & Rail                          449,500            941,571
   Swire Pacific Ltd., A ..........................                Real Estate                          145,000          1,335,488
                                                                                                                    ---------------
                                                                                                                        11,287,764
                                                                                                                    ---------------
   INDIA 1.1%
   Hindustan Petroleum Corp. Ltd. .................        Oil, Gas & Consumable Fuels                   63,800            458,959
   Satyam Computers Services Ltd. .................                IT Services                          331,900          4,228,884
                                                                                                                    ---------------
                                                                                                                         4,687,843
                                                                                                                    ---------------
   ISRAEL 0.4%
(a)Check Point Software Technologies Ltd. .........                  Software                            76,200          1,853,184
                                                                                                                    ---------------
   ITALY 1.8%
   Eni SpA ........................................        Oil, Gas & Consumable Fuels                  184,151          5,470,248
   Telecom Italia SpA .............................   Diversified Telecommunication Services            692,398          1,926,935
                                                                                                                    ---------------
                                                                                                                         7,397,183
                                                                                                                    ---------------
   JAPAN 7.1%
   East Japan Railway Co. .........................                Road & Rail                              447          2,552,035
   Hitachi Ltd. ...................................     Electronic Equipment & Instruments              466,000          2,952,018
   Komatsu Ltd. ...................................                 Machinery                           366,000          4,985,339
   Mabuchi Motor Co. Ltd. .........................     Electronic Equipment & Instruments               31,600          1,559,119
   NEC Corp. ......................................          Computers & Peripherals                    175,000            948,238
   Nintendo Co. Ltd. ..............................                  Software                            33,200          3,872,846
   Nippon Telegraph & Telephone Corp. .............   Diversified Telecommunication Services                400          1,966,520
   Nomura Holdings Inc. ...........................              Capital Markets                        324,000          5,026,996
   Olympus Corp. ..................................      Health Care Equipment & Supplies                88,300          1,956,603
   Sompo Japan Insurance Inc. .....................                 Insurance                            44,000            582,661
   Sony Corp. .....................................             Household Durables                       82,800          2,721,092
                                                                                                                    ---------------
                                                                                                                        29,123,467
                                                                                                                    ---------------
   MEXICO 2.0%
   Kimberly Clark de Mexico SA de CV, A ...........             Household Products                      445,600          1,681,158
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR ........................................   Diversified Telecommunication Services            311,040          6,615,821
                                                                                                                    ---------------
                                                                                                                         8,296,979
                                                                                                                    ---------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                         SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 3.5%
   Akzo Nobel NV ..................................                 Chemicals                           136,720     $    5,961,284
   ING Groep NV ...................................              Capital Markets                        132,300          3,941,135
   Koninklijke Philips Electronics NV .............             Household Durables                      163,503          4,345,850
                                                                                                                    ---------------
                                                                                                                        14,248,269
                                                                                                                    ---------------
   NEW ZEALAND 1.2%
   Carter Holt Harvey Ltd. ........................          Paper & Forest Products                  1,176,225          2,050,406
   Fisher & Paykel Healthcare Corp. Ltd. ..........      Health Care Equipment & Supplies             1,166,850          3,010,736
                                                                                                                    ---------------
                                                                                                                         5,061,142
                                                                                                                    ---------------
   SINGAPORE 0.5%
   DBS Group Holdings Ltd. ........................              Commercial Banks                       215,000          2,007,505
                                                                                                                    ---------------
   SOUTH KOREA 8.0%
   Bank of Pusan ..................................              Commercial Banks                       351,400          3,822,127
   Daegu Bank Co. Ltd. ............................              Commercial Banks                       391,500          4,764,782
   Hana Bank ......................................              Commercial Banks                        66,540          2,454,998
   Kookmin Bank ...................................              Commercial Banks                       100,070          5,897,753
   Korea Electric Power Corp., ADR ................             Electric Utilities                      306,290          5,424,396
   KT Corp., ADR ..................................   Diversified Telecommunication Services            165,185          3,716,662
   Samsung Electronics Co. Ltd. ...................  Semiconductors & Semiconductor Equipment             8,630          4,862,904
   SK Telecom Co. Ltd., ADR .......................    Wireless Telecommunication Services               92,600          2,022,384
                                                                                                                    ---------------
                                                                                                                        32,966,006
                                                                                                                    ---------------
   SPAIN 4.6%
(b)Banco Santander Central Hispano SA, 144A .......              Commercial Banks                       322,500          4,237,504
   Iberdrola SA, Br. ..............................             Electric Utilities                      180,936          5,057,177
   Repsol YPF SA ..................................        Oil, Gas & Consumable Fuels                  161,820          5,244,599
   Telefonica SA ..................................   Diversified Telecommunication Services            259,975          4,256,659
                                                                                                                    ---------------
                                                                                                                        18,795,939
                                                                                                                    ---------------
   SWEDEN 1.8%
   Atlas Copco AB, A ..............................                 Machinery                           145,480          2,816,869
   Nordea Bank AB .................................              Commercial Banks                       236,730          2,368,247
   Securitas AB, B ................................       Commercial Services & Supplies                140,800          2,181,001
                                                                                                                    ---------------
                                                                                                                         7,366,117
                                                                                                                    ---------------
   SWITZERLAND 3.9%
   Lonza Group AG .................................                 Chemicals                            41,300          2,437,953
   Nestle SA ......................................               Food Products                           8,740          2,559,366
   Swiss Reinsurance Co. ..........................                 Insurance                            82,260          5,402,434
   UBS AG .........................................              Capital Markets                         69,000          5,864,400
                                                                                                                    ---------------
                                                                                                                        16,264,153
                                                                                                                    ---------------


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                         SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN 1.0%
   Chunghwa Telecom Co. Ltd., ADR .................   Diversified Telecommunication Services            112,100     $    2,074,971
   Lite-on Technology Corp., GDR ..................          Computers & Peripherals                    173,770          1,940,058
                                                                                                                    ---------------
                                                                                                                         4,015,029
                                                                                                                    ---------------
   THAILAND 1.9%
(b)Airports of Thailand PLC, 144A .................       Transportation Infrastructure               2,135,400          2,616,899
   BEC World Public Co. Ltd., fgn. ................                   Media                           4,081,800          1,501,649
(b)Krung Thai Bank Public Co. Ltd., 144A ..........              Commercial Banks                    15,000,000          3,873,797
                                                                                                                    ---------------
                                                                                                                         7,992,345
                                                                                                                    ---------------
   UNITED KINGDOM 11.6%
   BAE Systems PLC ................................            Aerospace & Defense                      925,737          5,607,312
   BP PLC .........................................        Oil, Gas & Consumable Fuels                  383,840          4,558,565
(a)British Airways PLC ............................                  Airlines                           214,800          1,108,847
   Cable & Wireless PLC ...........................   Diversified Telecommunication Services            705,230          1,778,309
   Cadbury Schweppes PLC ..........................               Food Products                         225,600          2,275,493
   GlaxoSmithKline PLC ............................              Pharmaceuticals                         90,900          2,311,370
   HSBC Holdings PLC ..............................              Commercial Banks                       156,800          2,550,793
   National Grid PLC ..............................             Electric Utilities                      253,963          2,382,443
   Royal Dutch Shell PLC, A .......................        Oil, Gas & Consumable Fuels                   21,030            694,477
   Royal Dutch Shell PLC, B .......................        Oil, Gas & Consumable Fuels                  256,227          8,842,113
   Shire Pharmaceuticals Group PLC ................              Pharmaceuticals                        340,388          4,138,556
   Smiths Group PLC ...............................          Industrial Conglomerates                   219,270          3,707,987
   Unilever PLC ...................................               Food Products                         504,367          5,265,126
   Yell Group PLC .................................                   Media                             292,700          2,468,414
                                                                                                                    ---------------
                                                                                                                        47,689,805
                                                                                                                    ---------------
   UNITED STATES 19.3%
   Abbott Laboratories ............................              Pharmaceuticals                        137,640          5,835,936
   American International Group Inc. ..............                 Insurance                            31,152          1,930,178
   AmerisourceBergen Corp. ........................      Health Care Providers & Services                62,300          4,815,790
   AON Corp. ......................................                 Insurance                           152,920          4,905,674
   Applera Corp. - Applied Biosystems Group .......               Biotechnology                          52,600          1,222,424
(a)BMC Software Inc. ..............................                  Software                           236,790          4,996,269
(a)Boston Scientific Corp. ........................      Health Care Equipment & Supplies                68,300          1,596,171
   Bristol-Myers Squibb Co. .......................              Pharmaceuticals                        146,600          3,527,196
(a)Cadence Design Systems Inc. ....................                  Software                           133,000          2,149,280
   CIGNA Corp. ....................................      Health Care Providers & Services                31,500          3,712,590
(a)DIRECTV Group Inc. .............................                   Media                             126,600          1,896,468
   El Paso Corp. ..................................        Oil, Gas & Consumable Fuels                  171,300          2,381,070
   Electronic Data Systems Corp. ..................                IT Services                           61,000          1,368,840
   H&R Block Inc. .................................       Diversified Consumer Services                  81,600          1,956,768
(a)Interpublic Group of Cos. Inc. .................                   Media                             169,100          1,968,324
(a)Invitrogen Corp. ...............................               Biotechnology                          12,480            938,870
(a)King Pharmaceuticals Inc. ......................              Pharmaceuticals                         75,000          1,153,500
   Kraft Foods Inc., A ............................               Food Products                         103,000          3,150,770


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL OPPORTUNITIES TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   INDUSTRY                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
(a)Kroger Co. .....................................          Food & Staples Retailing                   197,800     $    4,072,702
   Merck & Co. Inc. ...............................              Pharmaceuticals                         70,280          1,912,319
(a)Millipore Corp. ................................      Health Care Equipment & Supplies                44,700          2,811,183
   News Corp., A ..................................                   Media                             117,100          1,825,589
   OfficeMax Inc. .................................              Specialty Retail                       127,100          4,025,257
   Pfizer Inc. ....................................              Pharmaceuticals                        115,484          2,883,636
   Raytheon Co. ...................................            Aerospace & Defense                      109,520          4,163,950
   SBC Communications Inc. ........................   Diversified Telecommunication Services             75,190          1,802,304
   Target Corp. ...................................              Multiline Retail                        54,900          2,850,957
(a)Tenet Healthcare Corp. .........................      Health Care Providers & Services               191,800          2,153,914
   Time Warner Inc. ...............................                   Media                             101,100          1,830,921
                                                                                                                    ---------------
                                                                                                                        79,838,850
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $287,692,030) ........                                                                    387,090,408
                                                                                                                    ---------------


                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
   SHORT TERM INVESTMENTS (COST $12,758,618) 3.1%
   UNITED STATES 3.1%
(c)Federal Home Loan Bank, 10/03/05 ...............                                              $   12,762,000         12,762,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $300,450,648) 96.9% ....                                                                    399,852,408
   OTHER ASSETS, LESS LIABILITIES 3.1% ............                                                                     12,721,413
                                                                                                                    ---------------
   NET ASSETS 100.0% ..............................                                                                 $  412,573,821
                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2005, the value of these securities was $12,867,585, representing 3.12% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 7

TEMPLETON GLOBAL OPPORTUNITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................         $ 300,910,996
                                                                  ==============

Unrealized appreciation .................................         $ 121,957,375
Unrealized depreciation .................................           (23,015,963)
                                                                  --------------
Net unrealized appreciation (depreciation) ..............         $  98,941,412
                                                                  ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 21, 2005